Warrants	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Warrants

5. WARRANTS

At December 31, 2017, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2017	372,421	$2.79
Granted	800,001	2.00
Exercised	—	—
Expired	(8,000)	$3.40
Balance outstanding and exercisable at December 31, 2017	1,164,422	$2.19

In conjunction with the December 2017 Offering (see Note 3), the Company granted to investors warrants to purchase up to 466,667 shares of the Company’s common stock. The warrants were exercisable immediately, have an exercise price of $2.00 per share, and expire on the three year anniversary of the date of issuance. The exercise price of the warrants is subject to adjustment for standard anti-dilution provisions, such as stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% of the Company’s common stock.

In conjunction with the July 2017 Offering (see Note 3), the Company granted to investors warrants to purchase up to 333,334 shares of the Company’s common stock. The warrants were exercisable immediately, have an exercise price of $2.00 per share, and expire on the three year anniversary of the date of issuance. The exercise price of the warrants is subject to adjustment for standard anti-dilution provisions, such as stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% or 9.99% of the Company’s common stock.

At December 31, 2017, the 1,164,422 outstanding warrants had no intrinsic value.

5. WARRANTS

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at April 1, 2015	1,212,715	$3.70
Granted	1,290,006	3.19
Exercised	-	-
Expired/Cancelled	(500,002)	-
Balance outstanding at March 31, 2016	2,002,719	$3.50
Granted	7,950,000	0.17
Exercised	(9,036,965)	0.58
Expired/Cancelled	(543,333)	3.46
Balance outstanding at March 31, 2017	372,421	$2.79
Balance exercisable at March 31, 2017	372,421	$2.79

In conjunction with the May 2016 Offering (see Note 3), the Company granted to investors warrants to purchase 7,950,000 shares of the Company’s common stock, at a price of $0.10 per share. The warrants were all exercised prior to their expiration date on February 4, 2017.

In conjunction with the May 2015 offering of the Company’s common stock, the Company granted warrants to purchase an aggregate of 1,290,006 shares of the Company’s common stock. The warrants were exercisable immediately, had exercise prices ranging from $3.50 to $4.50 per share, and expiration periods from nine months to 5 years.

During the year ended March 31, 2017, the Company received $777,000 of proceeds from holders of warrants to acquire 4,570,590 shares of common stock. In addition, warrant holders exchanged 4,466,375 warrants on a cashless basis for 3,618,672 shares of common stock.

The outstanding and exercisable warrants had no intrinsic value as of March 31, 2017 and March 31, 2016.